Shareholder Report, Holdings (Details) - C000246534	Jun. 30, 2025
Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	27.50%